SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Real Estate Assets) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Building
Real Estate Properties [Line Items]
Useful life	40 years	40 years
Site improvements
Real Estate Properties [Line Items]
Useful life	15 years	15 years